Financial liabilities at amortized cost - payables to network (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Payables to credit card network (i)	$ 9,333,541	$ 9,755,285
Total	9,333,541	9,755,285
Payable to credit card	9,333,541	9,755,285
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Payable to credit card	4,326,268	5,347,665
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Payable to credit card	2,450,743	2,361,563
Later than three months [member]
IfrsStatementLineItems [Line Items]
Payable to credit card	$ 2,556,530	$ 2,046,057